ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Other Liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities	$2,234	$2,360
Loans and notes payable	2,699	2,765
Deferred revenue	444	367
Derivative liabilities	465	356
Lease liabilities(1)	35	37
Other liabilities	8	10
Total accounts payable and other liabilities	$5,885	$5,895
(1)See Note 14, Other Non-Current Liabilities, for further information on the interest expense related to these liabilities